Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory	$ 78,000	$ 88,521	$ 5,742
Natural gas [Member]
Inventory [Line Items]
Inventory	19,000	14,755	5,724
LNG [Member]
Inventory [Line Items]
Inventory	21,000	45,008	0
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 38,000	$ 28,758	$ 18